Federated Capital Income Fund
A Portfolio of Federated Income Securities Trust
Class A Shares (TICKER CAPAX)
Class B Shares (TICKER CAPBX)
Class C Shares (TICKER CAPCX)
Class F Shares (TICKER CAPFX)
Class R Shares (ticker caprx)
Institutional Shares (TICKER CAPSX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED jANUARY 31, 2014
Under the heading entitled “Fund Management,” please delete the information regarding Christopher J. Smith and replace it with the following:
“Jerome D. Conner, Portfolio Manager, has been the Fund's portfolio manager since April 2014.”
April 8, 2014
Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452113 (4/14)
Federated Capital Income Fund
A Portfolio of Federated Income Securities Trust
Class A Shares (TICKER CAPAX)
Class B Shares (ticker CAPBX)
Class C Shares (ticker CAPCX)
Class F Shares (ticker CAPFX)
class r shares (ticker caprx)
Institutional Shares (ticker CAPSX)

SUPPLEMENT TO PROSPECTUS DATED January 31, 2014
1. Under the heading entitled “Fund Management,” please delete the information regarding Christopher J. Smith and replace it with the following:
“Jerome D. Conner, Portfolio Manager, has been the Fund's portfolio manager since April 2014.”
2. Under the heading entitled “Portfolio Management Information,” please delete the second sentence and replace it with the following:
“Jerome D. Conner is the Portfolio Manager responsible for managing the Fund's fixed-income securities portfolio.”
3. Under the heading entitled “Portfolio Management Information,” please delete the biography of Christopher J. Smith and replace it with the following:
“Jerome D. Conner
Jerome D. Conner has been the Fund's Portfolio Manager since April 2014. Mr. Conner joined Federated in 2002 as an Investment Analyst, responsible for research and competitive analysis in the domestic fixed income area concentrating on high-grade corporate and commercial mortgage-backed securities. He became an Assistant Vice President of the Fund's Adviser in 2004 and a Vice President and Senior Investment Analyst in 2007. Mr. Conner has received the Chartered Financial Analyst designation. Previous associations: Associate, Riggs Capital Partners; Associate, Allied Capital; Relationship Manager, Mellon Bank Corporate Banking Department; Officer, U.S. Marine Corps.; B.S., U.S. Naval Academy; M.S., Boston University.”
April 8, 2014
Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452112 (4/14)
Federated Capital Income Fund
A Portfolio of Federated Income Securities Trust
Class A Shares (ticker CAPAX)
Class B Shares (ticker CAPBX)
Class C Shares (ticker CAPCX)
Class F Shares (ticker CAPFX)
class r shares (ticker caprx)
Institutional Shares (ticker CAPSX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED jANUARY 31, 2014
Under the heading entitled “Portfolio Manager Information,” please delete the information related to Christopher J. Smith and replace it with the following:
Jerome Conner, Portfolio Manager
Types of Accounts Managed by Jerome Conner	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	1/$1.2 billion
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Jerome Conner is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is determined by analyzing performance in respect of the following factors: (a) rolling one, three and five calendar year pre-tax gross total returns; (b) average gross distribution yields for one, three and five calendar year periods; and (c) one year dividend growth. With respect to each factor, IPP is measured on a relative basis by comparing performance for a particular measurement period to a designated peer group of comparable accounts, and on an absolute basis by comparing performance for that same period to a specified level based upon the historical performance of the Fund. IPP measurement periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Jerome Conner is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. For purposes of calculating the annual incentive amount, each fund or account is categorized into one of three IPP groups. Within each performance measurement period and IPP group, IPP is calculated on the basis of an assigned weighting to each account or fund managed by the portfolio manager and included in the IPP groups. The weighting assigned to the Fund is less than the weighting assigned to other accounts or funds used to determine IPP. Additionally, a portion of Mr. Conner's IPP score is based on the performance of portfolios for which he provides fundamental credit research. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant. Mr. Conner serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility and/or yield curve) for taxable fixed-income funds. A portion of the IPP score is based on Federated's senior management's assessment of team contributions. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to Fund performance and any other factors as deemed relevant.
The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.
April 8, 2014

Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452114 (4/14)
Federated Unconstrained Bond Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER FUNAX)
INSTITUTIONAL SHARES (TICKER FUBDX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2014
Under the heading entitled “Fund Management,” please delete the information regarding Christopher J. Smith.
April 8, 2014
Federated Unconstrained Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452108 (4/14)
Federated Unconstrained Bond Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER FUNAX)
INSTITUTIONAL SHARES (TICKER FUBDX)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2014
1. Under the heading entitled “Fund Management,” please delete the information regarding Christopher J. Smith.
2. Under the heading entitled “Portfolio Management Information,” please delete the biography of Christopher J. Smith.
April 8, 2014
Federated Unconstrained Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452106 (4/14)
Federated Unconstrained Bond Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER FUNAX)
INSTITUTIONAL SHARES (TICKER FUBDX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2014
Under the heading entitled “Portfolio Manager Information,” please delete the information related to Christopher J. Smith.
April 8, 2014

Federated Unconstrained Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452107 (4/14)